Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Trade and Other Receivables

8	Trade and other receivables

	December 31,
	2019	2018
	$	$
Trade accounts receivable (net of expected credit losses of $55 (2018 - $55))	210	142
Value added tax	254	49
Other receivables	194	103
	658	294

See note 24 - Financial instruments and financial risk management for discussion of credit losses.